FAIR VALUE MEASUREMENTS - Carrying Amount and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash, current	$ 19,366	$ 0
Restricted cash, non-current	676	678
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	303,065	179,684
Restricted cash, current	19,366	0
Restricted cash, non-current	676	678
Long-term debt	(1,044,410)	(1,293,064)
Noncontrolling Interests in the operating partnership	51,843	81,651
Carrying Amount | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	49,353	43,179
Carrying Amount | Forward-starting interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	0	12,782
Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	303,065	179,684
Restricted cash, current	19,366	0
Restricted cash, non-current	676	678
Long-term debt	0	0
Noncontrolling Interests in the operating partnership	0	0
Fair Value | Level 1 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	0	0
Fair Value | Level 1 | Forward-starting interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	0	0
Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash, current	0	0
Restricted cash, non-current	0	0
Long-term debt	(980,970)	(1,216,705)
Noncontrolling Interests in the operating partnership	51,843	81,651
Fair Value | Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	49,353	43,179
Fair Value | Level 2 | Forward-starting interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps, assets	$ 0	$ 12,782